Stock-Based Compensation - Assumptions Utilized for Stock Options (Detail)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Expected life (in years from vesting)		6 years 3 months
Expected volatility	40.00%
Expected volatility, minimum		40.00%	42.00%
Expected volatility, maximum		41.00%	44.00%
Expected dividends	0.00%	0.00%	0.00%
Risk-free rate, minimum	1.63%	2.71%	2.07%
Risk-free rate, maximum	2.59%	3.06%	2.27%
Minimum
Expected life (in years from vesting)	6 years 1 month 6 days		6 years 29 days
Maximum
Expected life (in years from vesting)	6 years 3 months		6 years 3 months